Investment In Associate (Details) - Schedule of investment in associate continuity - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of investment in associate continuity [Abstract]
Balance	$ 564,340	$ 451,221
Adjustments to carrying value:
Proportionate share of net loss	(143,286)	(260,055)
Adjustment to investment in Group 11	15,675	469,320
Write-off of investment	(443,614)
Dilution loss		(95,680)
Currency translation adjustment	$ 6,885	(466)
Balance		$ 564,340